Shareholder Report, Line Graph (Details) 198105_Roundhill Ball Metaverse ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 29, 2021	Dec. 31, 2025
Roundhill Ball Metaverse ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Roundhill Ball Metaverse ETF NAV
Accumulated Value	$ 9,598	$ 7,675	$ 4,786	$ 10,063	$ 10,000	$ 12,543
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 12,163	$ 10,418	$ 8,530	$ 10,445	$ 10,000	$ 14,902